SA Multi-Managed Large Cap Growth Portfolio Investment Strategy - SA Multi-Managed Large Cap Growth Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies selected through a growth strategy.Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Russell 1000® Index was between approximately $17,107.0 million and $5.15 trillion. The third-party growth-style indices currently used to identify growth companies are the Russell 3000® Growth Index and the MSCI All Country World Investible Market Growth Index, although the Portfolio may change the referenced indexes without prior notice. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. The third-party value-style indices currently used to identify value companies are the Russell 3000® Value Index and the MSCI ACWI IMI Value Index, although the Portfolio may change the referenced indexes without prior notice. The Portfolio may invest in foreign securities, including emerging market securities. The Portfolio may invest in equity securities of medium-capitalization companies and short-term investments (up to 20%). The short-term investments in which the Portfolio may invest in the aggregate include, but are not limited to, money market funds, certificates of deposit, savings association obligations, commercial paper, U.S. government obligations, corporate bonds and notes, and repurchase agreements. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio. The Portfolio may at times invest significantly in certain sectors, such as the information technology sector. The Portfolio is actively managed by two subadvisers and, to balance the risks of the Portfolio, a portion of the Portfolio is passively managed by a third subadviser. The passively managed portion of the Portfolio invests in all or substantially all of the stocks included in the S&P 500® Growth Index (the “Index”), a strategy known as “replication.” The subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference.